PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of components of property, plant and equipment, net

	At December 31, 2015	At December 31, 2016
	$	$
Buildings	166,030	187,179
Leasehold improvements	7,755	9,023
Machinery	459,471	458,624
Furniture, fixtures and equipment	39,413	44,443
Motor vehicles	3,907	4,653
Land	—	13,451

	676,576	717,373
Accumulated depreciation	(391,635)	(402,792)
Impairment	(8,470)	(17,601)

	276,471	296,980
Construction in process	54,581	165,365

Property, plant and equipment, net	331,052	462,345